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    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 17, 2008

                                                             FILE NO. 333-148816

                                                                       811-07273

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                               / /
POST-EFFECTIVE AMENDMENT NO. 2                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 43                                          /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

     INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY
                            ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on October 30, 2008 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on         , 2008 pursuant to paragraph (a)(1) of Rule 485
/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Form N-6 Registration Statement is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 1 to October 30, 2008. This Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-148816), as filed on April 9, 2008 and effective on May 1, 2008. Also, this Amendment incorporates by reference Part C contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-148816), as filed on August 4, 2008.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 17th day of October, 2008.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    John C. Walters*                     *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John C. Walters,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer,         Attorney-In-Fact
       Chairman of the Board and Director*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer,
       Chairman of the Board and Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement as filed on August 4, 2008 (File No. 333-148816).

Glenn D. Lammey, Executive Vice President and Chief
 Financial Officer, Director*
Ernest M. McNeill, Jr., Senior Vice President &
  Chief Accounting Officer*                                   *By:      /s/ Jerry K. Scheinfeldt
                                                                        ---------------------------------------------
John C. Walters, Chief Executive Officer, Chairman of the               Jerry K. Scheinfeldt
 Board, President and Director*                                         Attorney-In-Fact
Gregory McGreevey, Executive Vice President, Chief            Date:     October 17, 2008
 Investment Officer, Director

333-148816